UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01530

Name of Registrant: Vanguard Explorer Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2014

Item 1: Schedule of Investments

Vanguard Explorer Fund

Schedule of Investments
As of January 31, 2014

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)[1]
Consumer Discretionary (17.1%)
*	Urban Outfitters Inc.	2,801,643	100,355
	DSW Inc. Class A	1,855,317	69,853
*	Crocs Inc.	3,876,300	59,501
*	Imax Corp.	2,042,371	56,553
*	Life Time Fitness Inc.	1,370,335	56,403
*	CarMax Inc.	1,201,895	54,217
*	DreamWorks Animation SKG Inc. Class A	1,385,820	46,758
	GameStop Corp. Class A	1,257,592	44,104
	Hanesbrands Inc.	610,313	43,418
*	LKQ Corp.	1,595,465	43,189
	Dick's Sporting Goods Inc.	811,187	42,587
	Churchill Downs Inc.	466,798	41,596
*	Buffalo Wild Wings Inc.	289,897	41,125
	Dana Holding Corp.	2,127,600	40,254
*	Tenneco Inc.	700,777	39,832
	Interpublic Group of Cos. Inc.	2,419,100	39,480
*	MGM Resorts International	1,584,730	38,604
	Ryland Group Inc.	852,384	38,050
	Cheesecake Factory Inc.	827,898	36,875
	Texas Roadhouse Inc. Class A	1,508,690	36,586
	Tractor Supply Co.	547,155	36,391
	Service Corp. International	2,038,105	36,074
*	Standard Pacific Corp.	4,079,700	35,901
*	Under Armour Inc. Class A	312,900	33,828
	HSN Inc.	617,600	33,826
	Lennar Corp. Class A	837,615	33,639
	New York Times Co. Class A	2,372,400	33,546
*	Live Nation Entertainment Inc.	1,563,195	33,249
	Brunswick Corp.	790,285	32,765
*,^ Outerwall Inc.		500,921	32,214
*	HomeAway Inc.	771,905	31,540
*	Conn's Inc.	499,967	30,353
	Six Flags Entertainment Corp.	804,457	28,872
	Pier 1 Imports Inc.	1,477,556	28,236
*	Cabela's Inc.	399,600	26,717
*	Denny's Corp.	3,893,981	26,713
*	TRW Automotive Holdings Corp.	355,565	26,365
*	Ulta Salon Cosmetics & Fragrance Inc.	290,605	24,908
*	Tumi Holdings Inc.	1,104,120	22,116
	Guess? Inc.	780,365	21,889
*	Bally Technologies Inc.	286,246	20,988
*	Deckers Outdoor Corp.	267,500	20,852
	Movado Group Inc.	535,826	20,227
*	Steven Madden Ltd.	600,642	19,575
*	iRobot Corp.	551,354	19,485
	Brinker International Inc.	400,299	19,358
*	Vitamin Shoppe Inc.	420,150	18,831
	Shoe Carnival Inc.	746,300	18,434
*	Five Below Inc.	500,700	18,351

*	Ascena Retail Group Inc.	969,100	18,180
*	Del Frisco's Restaurant Group Inc.	786,088	18,080
*	Gentherm Inc.	699,541	17,824
	Cinemark Holdings Inc.	596,300	17,478
	Group 1 Automotive Inc.	281,201	17,190
*	Genesco Inc.	240,200	16,867
*	Grand Canyon Education Inc.	348,930	15,290
*	Bloomin' Brands Inc.	622,335	14,295
*	Jarden Corp.	231,385	13,987
*	Krispy Kreme Doughnuts Inc.	802,260	13,839
*	Express Inc.	773,625	13,399
*	Francesca's Holdings Corp.	674,500	12,815
*	Marriott Vacations Worldwide Corp.	228,586	10,945
	Abercrombie & Fitch Co.	305,000	10,791
	Oxford Industries Inc.	141,830	10,704
	Vail Resorts Inc.	150,742	10,273
*	Cumulus Media Inc. Class A	1,486,244	9,943
*	BJ's Restaurants Inc.	338,610	9,603
	Sotheby's	192,300	9,215
	Lions Gate Entertainment Corp.	229,287	7,413
*	Discovery Communications Inc.	91,200	6,723
*	Chuy's Holdings Inc.	180,104	6,505
*	Hibbett Sports Inc.	104,300	6,259
*	Meritage Homes Corp.	128,400	6,236
	National CineMedia Inc.	328,600	6,138
*	Tesla Motors Inc.	33,590	6,094
	Ross Stores Inc.	88,500	6,010
	KB Home	303,800	5,875
*	Lululemon Athletica Inc.	104,400	4,770
*,^ SodaStream International Ltd.		127,000	4,643
	Goodyear Tire & Rubber Co.	178,500	4,223
*	Shutterfly Inc.	80,100	3,794
	Domino's Pizza Inc.	53,342	3,766
*	Starz	121,100	3,388
	Cablevision Systems Corp. Class A	204,000	3,272
	Sturm Ruger & Co. Inc.	40,550	3,089
	Cracker Barrel Old Country Store Inc.	29,200	2,891
	GNC Holdings Inc. Class A	54,600	2,791
*	Smith & Wesson Holding Corp.	203,800	2,668
	Regal Entertainment Group Class A	132,700	2,588
	Aaron's Inc.	96,100	2,584
	La-Z-Boy Inc.	88,900	2,393
*	Red Robin Gourmet Burgers Inc.	36,600	2,358
	Brown Shoe Co. Inc.	94,500	2,238
	Buckle Inc.	49,400	2,189
*	Jack in the Box Inc.	40,800	2,063
*	Orbitz Worldwide Inc.	254,100	1,830
	PetSmart Inc.	27,545	1,735
*	Overstock.com Inc.	80,750	1,701
*	Asbury Automotive Group Inc.	36,100	1,697
	Tupperware Brands Corp.	21,000	1,646
*	Multimedia Games Holding Co. Inc.	48,600	1,544
	Haverty Furniture Cos. Inc.	48,700	1,355
	Ruth's Hospitality Group Inc.	80,900	1,059
	Dillard's Inc. Class A	12,000	1,048
*	AMC Networks Inc. Class A	16,200	1,044
*	Kirkland's Inc.	54,100	1,019

*	Tower International Inc.	43,000	956
*	Lumber Liquidators Holdings Inc.	9,600	854
*	Steiner Leisure Ltd.	11,115	545
	Big 5 Sporting Goods Corp.	29,700	510
	Polaris Industries Inc.	3,500	438
	PetMed Express Inc.	29,500	390
*	ANN Inc.	3,271	106
			2,147,739
Consumer Staples (2.8%)
	Herbalife Ltd.	780,388	50,234
*	United Natural Foods Inc.	723,744	48,903
	Hillshire Brands Co.	1,163,100	41,430
	Sanderson Farms Inc.	491,300	36,528
	PriceSmart Inc.	361,053	32,820
	Ingredion Inc.	456,700	28,452
*	Susser Holdings Corp.	351,907	21,459
	Glanbia plc	1,347,697	19,581
	Casey's General Stores Inc.	262,900	18,053
*	Natural Grocers by Vitamin Cottage Inc.	367,400	13,950
*	Fresh Market Inc.	167,430	5,853
	Whole Foods Market Inc.	102,800	5,372
*	TreeHouse Foods Inc.	79,900	5,261
*	Annie's Inc.	121,100	4,859
*	Boulder Brands Inc.	246,100	3,529
*	Rite Aid Corp.	586,400	3,255
*	Pilgrim's Pride Corp.	185,586	3,105
	Nu Skin Enterprises Inc. Class A	35,827	3,051
	Green Mountain Coffee Roasters Inc.	29,500	2,390
*	Fairway Group Holdings Corp.	197,800	2,324
*	Omega Protein Corp.	49,800	504
*	SUPERVALU Inc.	69,000	399
*	Synutra International Inc.	17,000	123
			351,435
Energy (4.5%)
	Western Refining Inc.	1,448,358	56,645
	Core Laboratories NV	253,345	45,328
	Cabot Oil & Gas Corp.	959,435	38,358
	Patterson-UTI Energy Inc.	1,488,800	38,247
	Alon USA Energy Inc.	1,858,700	29,200
*	Basic Energy Services Inc.	1,693,329	29,007
*	Southwestern Energy Co.	701,615	28,549
	Energen Corp.	378,537	26,770
*	Atwood Oceanics Inc.	533,525	25,289
*	Rosetta Resources Inc.	562,000	23,947
	Trican Well Service Ltd.	1,882,800	21,554
*	Gulfport Energy Corp.	336,065	20,483
*	Bonanza Creek Energy Inc.	491,560	20,011
*	Kodiak Oil & Gas Corp.	1,732,473	18,382
	SemGroup Corp. Class A	268,440	16,579
	Superior Energy Services Inc.	691,365	16,344
*	TETRA Technologies Inc.	1,514,916	15,634
*	Rex Energy Corp.	713,765	13,447
*,^ Clean Energy Fuels Corp.		1,107,420	13,211
*	Penn Virginia Corp.	710,342	8,517
	Oceaneering International Inc.	115,700	7,885
	RPC Inc.	449,250	7,651

*	Dril-Quip Inc.	58,700	5,903
*	Key Energy Services Inc.	758,900	5,532
*	Carrizo Oil & Gas Inc.	113,400	4,661
	Range Resources Corp.	51,200	4,413
	SM Energy Co.	44,700	3,699
*	Oasis Petroleum Inc.	86,100	3,600
*	Alpha Natural Resources Inc.	526,200	2,989
*	Athlon Energy Inc.	93,800	2,861
*	Forum Energy Technologies Inc.	110,600	2,778
*	SEACOR Holdings Inc.	29,700	2,500
*	Hercules Offshore Inc.	491,000	2,445
*	Renewable Energy Group Inc.	156,700	1,569
	Frank's International NV	59,600	1,397
*	Abraxas Petroleum Corp.	289,200	917
*	Matrix Service Co.	19,200	505
*	Newpark Resources Inc.	30,800	350
*	Cheniere Energy Inc.	5,500	242
			567,399
Financials (7.7%)
	NASDAQ OMX Group Inc.	1,841,677	70,260
*,2 eHealth Inc.		1,301,365	69,532
*	Affiliated Managers Group Inc.	334,915	66,728
	Protective Life Corp.	878,647	43,062
	Zions Bancorporation	1,474,890	42,403
	CapitalSource Inc.	2,989,200	41,042
	International Bancshares Corp.	1,727,197	40,434
	Och-Ziff Capital Management Group LLC Class A	2,669,149	37,315
	Brown & Brown Inc.	1,147,115	36,123
	Redwood Trust Inc.	1,864,000	34,857
	Synovus Financial Corp.	10,311,440	34,543
	Solar Capital Ltd.	1,435,400	31,765
*	WisdomTree Investments Inc.	2,228,084	31,461
	Radian Group Inc.	2,112,274	31,431
*	Encore Capital Group Inc.	617,772	29,400
	Financial Engines Inc.	440,800	26,854
	Primerica Inc.	633,800	26,702
*	Stifel Financial Corp.	515,107	23,257
	HFF Inc. Class A	746,927	22,094
	First Industrial Realty Trust Inc.	1,107,355	19,002
*	Signature Bank	154,385	18,844
	MFA Financial Inc.	2,584,725	18,843
	Evercore Partners Inc. Class A	310,130	17,318
	Cohen & Steers Inc.	453,124	16,344
	PacWest Bancorp	395,537	15,865
	STAG Industrial Inc.	720,900	15,470
	PrivateBancorp Inc.	500,097	14,298
*	Portfolio Recovery Associates Inc.	200,000	10,044
	Lexington Realty Trust	861,030	9,308
*	Green Dot Corp. Class A	389,875	8,780
	Cardinal Financial Corp.	466,644	7,956
	IntercontinentalExchange Group Inc.	33,700	7,036
*	SVB Financial Group	52,400	5,881
	Waddell & Reed Financial Inc. Class A	62,100	4,025
	ProAssurance Corp.	79,700	3,703
*	Credit Acceptance Corp.	23,335	3,248
*	World Acceptance Corp.	28,076	2,687
	Omega Healthcare Investors Inc.	69,200	2,210

Universal Insurance Holdings Inc.	174,500	1,946
Corrections Corp. of America	56,600	1,900
Nelnet Inc. Class A	49,676	1,850
Axis Capital Holdings Ltd.	39,000	1,756
* Realogy Holdings Corp.	37,600	1,713
Apartment Investment & Management Co. Class A	60,300	1,687
Regency Centers Corp.	33,100	1,593
Extra Space Storage Inc.	30,000	1,370
Ryman Hospitality Properties Inc.	29,800	1,232
Inland Real Estate Corp.	107,800	1,136
FelCor Lodging Trust Inc.	134,900	1,101
* First Cash Financial Services Inc.	21,942	1,078
Montpelier Re Holdings Ltd.	32,300	900
Oritani Financial Corp.	42,400	667
Sovran Self Storage Inc.	9,600	652
Hanover Insurance Group Inc.	10,100	561
GAMCO Investors Inc.	6,800	549
Geo Group Inc.	14,000	469
* MGIC Investment Corp.	51,600	438
MarketAxess Holdings Inc.	6,400	402
Universal Health Realty Income Trust	9,200	390
Rayonier Inc.	8,127	360
* Ambac Financial Group Inc.	12,600	295
		964,170
Health Care (15.3%)
* Alkermes plc	2,525,835	122,958
West Pharmaceutical Services Inc.	2,465,740	116,999
* Salix Pharmaceuticals Ltd.	930,617	90,586
Cooper Cos. Inc.	572,943	71,205
* Globus Medical Inc.	2,710,456	63,425
* ICON plc	1,450,803	60,948
Kindred Healthcare Inc.	2,588,939	49,035
* Cyberonics Inc.	726,235	48,513
* Bruker Corp.	2,222,765	45,233
* Hospira Inc.	1,025,500	45,132
* LifePoint Hospitals Inc.	807,000	42,779
* Covance Inc.	446,445	42,216
* Insulet Corp.	936,715	40,279
^ ResMed Inc.	910,924	39,725
* Henry Schein Inc.	338,350	38,873
Universal Health Services Inc. Class B	466,850	38,291
* Actavis plc	198,435	37,500
* Catamaran Corp.	744,212	36,184
* WellCare Health Plans Inc.	555,100	36,143
* Community Health Systems Inc.	854,700	35,393
DENTSPLY International Inc.	743,250	34,294
* Nektar Therapeutics	2,478,300	33,705
* Vertex Pharmaceuticals Inc.	388,100	30,675
* NPS Pharmaceuticals Inc.	852,261	30,494
* Jazz Pharmaceuticals plc	197,514	29,955
* Mettler-Toledo International Inc.	117,459	28,930
* Molina Healthcare Inc.	801,799	28,865
* Bio-Rad Laboratories Inc. Class A	209,240	26,599
^ Questcor Pharmaceuticals Inc.	362,524	24,293
* ABIOMED Inc.	851,400	23,405
* Haemonetics Corp.	577,510	21,882
* Akorn Inc.	961,422	21,824

*	TESARO Inc.	679,500	21,411
*	WuXi PharmaTech Cayman Inc. ADR	601,166	20,981
*	Luminex Corp.	1,146,821	20,952
*	Portola Pharmaceuticals Inc.	779,548	20,791
*	Alexion Pharmaceuticals Inc.	122,286	19,410
*,^ Exelixis Inc.		2,801,947	19,277
*	Allscripts Healthcare Solutions Inc.	1,158,300	19,181
*	Brookdale Senior Living Inc. Class A	679,054	18,647
*	Tornier NV	1,015,637	18,474
*	QIAGEN NV	827,000	18,293
*	Hyperion Therapeutics Inc.	600,440	16,860
*	Exact Sciences Corp.	1,247,000	16,211
*	Air Methods Corp.	302,129	15,539
*	Wright Medical Group Inc.	446,185	13,568
*	Capital Senior Living Corp.	558,200	12,543
*	Illumina Inc.	74,300	11,294
*,^ Sarepta Therapeutics Inc.		403,660	9,841
*	ImmunoGen Inc.	640,000	9,594
*	Medidata Solutions Inc.	148,400	9,364
*	Aegerion Pharmaceuticals Inc.	142,710	8,560
*	Lannett Co. Inc.	235,665	8,324
*	Incyte Corp. Ltd.	112,440	7,367
*	athenahealth Inc.	49,400	7,282
*	Neogen Corp.	172,950	7,267
	Trinity Biotech plc ADR	274,663	7,130
*	Auxilium Pharmaceuticals Inc.	271,244	6,938
*	Cerner Corp.	117,400	6,679
*	Horizon Pharma Inc.	672,150	6,627
*	Cepheid Inc.	121,200	6,407
	Invacare Corp.	313,350	6,323
*	CareFusion Corp.	138,526	5,648
*	IDEXX Laboratories Inc.	48,000	5,484
*	NuVasive Inc.	141,100	5,283
*	HMS Holdings Corp.	221,655	5,105
*	Acadia Healthcare Co. Inc.	99,200	5,063
*	Endo Health Solutions Inc.	71,300	4,697
*	IPC The Hospitalist Co. Inc.	87,570	4,675
*	Isis Pharmaceuticals Inc.	88,900	4,539
*	Seattle Genetics Inc.	89,900	4,033
*	Volcano Corp.	186,308	3,911
*	Align Technology Inc.	64,800	3,850
*	United Therapeutics Corp.	36,800	3,776
*	Hologic Inc.	174,000	3,717
*	Centene Corp.	52,900	3,206
*	Charles River Laboratories International Inc.	55,700	3,149
*	PAREXEL International Corp.	63,400	3,095
*	Quintiles Transnational Holdings Inc.	61,700	2,939
^	PDL BioPharma Inc.	309,500	2,816
	HealthSouth Corp.	86,500	2,692
*	Prestige Brands Holdings Inc.	88,500	2,678
	Chemed Corp.	33,106	2,613
*	MedAssets Inc.	102,900	2,268
*	Ligand Pharmaceuticals Inc.	36,300	2,248
*	AMN Healthcare Services Inc.	145,200	2,194
*	Addus HomeCare Corp.	87,400	2,066
*	Insys Therapeutics Inc.	34,700	2,041
*	Providence Service Corp.	54,800	1,446

*	Alliance HealthCare Services Inc.	49,100	1,409
*	Prothena Corp. plc	33,894	1,049
*	Sagent Pharmaceuticals Inc.	36,700	695
*	Team Health Holdings Inc.	14,500	626
	Meridian Bioscience Inc.	25,700	585
*	AMAG Pharmaceuticals Inc.	25,700	552
*	Thoratec Corp.	12,900	451
*	Corvel Corp.	8,800	417
*	Sirona Dental Systems Inc.	5,100	367
*	Endocyte Inc.	29,150	346
*	Medical Action Industries Inc.	42,100	312
*	Gentiva Health Services Inc.	16,700	190
	Utah Medical Products Inc.	2,000	106
			1,929,810
Industrials (16.5%)
*	AerCap Holdings NV	1,803,916	67,088
	Pentair Ltd.	881,205	65,500
*	WESCO International Inc.	692,075	57,415
	Chicago Bridge & Iron Co. NV	748,705	56,145
	MSC Industrial Direct Co. Inc. Class A	663,895	55,780
*	Armstrong World Industries Inc.	972,435	54,145
*	IHS Inc. Class A	449,545	50,983
*	B/E Aerospace Inc.	632,547	50,268
	EnerSys Inc.	726,165	49,423
*	DXP Enterprises Inc.	501,489	48,163
	AO Smith Corp.	1,006,015	47,504
*	Moog Inc. Class A	772,808	46,415
	Waste Connections Inc.	1,097,700	44,874
	Watsco Inc.	460,975	43,617
*	Middleby Corp.	173,667	42,823
*	JetBlue Airways Corp.	4,872,000	42,679
*	Clean Harbors Inc.	753,875	42,277
	Flowserve Corp.	563,370	40,749
	AMETEK Inc.	730,365	36,095
*	Teledyne Technologies Inc.	392,303	36,041
	Kennametal Inc.	829,685	35,959
	Acuity Brands Inc.	282,565	35,897
*	Esterline Technologies Corp.	334,200	34,406
*	MRC Global Inc.	1,220,800	34,085
	Terex Corp.	785,900	32,222
*	Genesee & Wyoming Inc. Class A	348,963	31,525
	Con-way Inc.	773,240	29,747
*,2 American Woodmark Corp.		842,259	29,572
*	RBC Bearings Inc.	455,194	29,515
*	United Rentals Inc.	361,976	29,298
*	Quanta Services Inc.	936,965	29,205
*	Swift Transportation Co.	1,321,800	28,815
	John Bean Technologies Corp.	904,760	27,930
*	Advisory Board Co.	431,521	27,320
	Manpowergroup Inc.	334,190	26,033
	Robert Half International Inc.	606,037	25,320
	Herman Miller Inc.	873,690	24,489
	Lennox International Inc.	274,161	23,731
*	Old Dominion Freight Line Inc.	398,276	21,602
	Corporate Executive Board Co.	291,907	21,338
	Carlisle Cos. Inc.	280,820	20,929
*	Hexcel Corp.	500,375	20,856

	Generac Holdings Inc.	430,160	20,704
*	Mobile Mini Inc.	501,500	19,393
*	Stericycle Inc.	162,825	19,060
*	Huron Consulting Group Inc.	285,165	18,889
*	Avis Budget Group Inc.	489,704	18,467
	UTi Worldwide Inc.	1,172,940	18,368
*	Rush Enterprises Inc. Class A	660,171	18,247
*	H&E Equipment Services Inc.	559,829	16,952
*	TriMas Corp.	480,832	16,733
*	Copart Inc.	487,808	16,722
	Universal Forest Products Inc.	305,940	16,077
	Mine Safety Appliances Co.	289,373	14,579
*	Saia Inc.	426,495	14,356
	Kaman Corp.	350,827	13,598
*,^ Polypore International Inc.		393,310	13,038
	Knight Transportation Inc.	608,480	12,991
	TAL International Group Inc.	295,682	12,723
*	Hub Group Inc. Class A	299,797	12,427
*	51job Inc. ADR	160,100	11,689
	Exponent Inc.	158,222	11,427
*	CAI International Inc.	542,519	11,225
*	Rexnord Corp.	413,131	10,733
	McGrath RentCorp	289,000	10,583
*	WageWorks Inc.	159,700	9,932
	KAR Auction Services Inc.	351,900	9,790
	Actuant Corp. Class A	261,870	8,961
*	Proto Labs Inc.	111,800	8,872
*	Verisk Analytics Inc. Class A	108,700	6,942
*	Columbus McKinnon Corp.	234,626	5,800
*	II-VI Inc.	308,666	4,713
	Lincoln Electric Holdings Inc.	61,100	4,228
	Alaska Air Group Inc.	53,324	4,216
	IDEX Corp.	55,450	3,993
	Dun & Bradstreet Corp.	32,600	3,586
	Fortune Brands Home & Security Inc.	77,900	3,510
*	DigitalGlobe Inc.	87,800	3,352
	ITT Corp.	81,100	3,321
	Towers Watson & Co. Class A	28,000	3,274
	Copa Holdings SA Class A	24,900	3,254
	Manitowoc Co. Inc.	109,100	3,104
	RR Donnelley & Sons Co.	167,800	3,099
	Cintas Corp.	53,900	3,076
	Deluxe Corp.	61,809	3,001
	Mueller Water Products Inc. Class A	344,700	2,992
*,^ American Airlines Group Inc.		88,100	2,956
*	Spirit Aerosystems Holdings Inc. Class A	80,700	2,737
*	Taser International Inc.	168,200	2,701
*	USG Corp.	78,900	2,414
*	Chart Industries Inc.	27,700	2,367
	Steelcase Inc. Class A	147,179	2,174
	Huntington Ingalls Industries Inc.	22,200	2,109
*	AECOM Technology Corp.	70,000	2,007
	Crane Co.	31,400	1,983
	Comfort Systems USA Inc.	114,800	1,956
	Altra Industrial Motion Corp.	61,500	1,929
*	PGT Inc.	150,200	1,604
*	Spirit Airlines Inc.	32,400	1,520

	Hyster-Yale Materials Handling Inc.	10,300	883
	Mueller Industries Inc.	13,700	853
	Aceto Corp.	30,800	657
	Toro Co.	7,600	482
	Barrett Business Services Inc.	5,600	439
			2,081,546
Information Technology (25.3%)
*	Alliance Data Systems Corp.	481,418	115,377
*	Ultimate Software Group Inc.	625,934	102,171
*	PTC Inc.	2,834,706	101,142
*	Cadence Design Systems Inc.	5,527,260	78,045
*	TiVo Inc.	5,659,167	70,117
*	Finisar Corp.	2,824,525	66,969
*	Silicon Laboratories Inc.	1,415,920	66,888
*	Pandora Media Inc.	1,659,638	59,863
*	Bankrate Inc.	3,495,385	57,988
*	Teradyne Inc.	3,017,320	56,756
*	Euronet Worldwide Inc.	1,322,730	56,692
*	First Solar Inc.	1,119,168	56,608
*	Sapient Corp.	3,491,930	55,976
*,2 WNS Holdings Ltd. ADR		2,579,364	55,534
	Belden Inc.	775,675	50,194
*	Acxiom Corp.	1,388,985	49,948
	IAC/InterActiveCorp	703,785	49,293
*,^ Ubiquiti Networks Inc.		1,156,279	47,639
*	Infoblox Inc.	1,348,636	47,310
*	Aspen Technology Inc.	1,018,230	46,401
*	Imperva Inc.	839,680	46,182
*	Trimble Navigation Ltd.	1,409,925	45,583
*	Informatica Corp.	1,127,445	45,504
*	Genpact Ltd.	2,668,400	45,283
*	Concur Technologies Inc.	373,060	45,267
*	Atmel Corp.	5,042,905	42,159
*	Responsys Inc.	1,434,606	38,749
*	Microsemi Corp.	1,622,790	38,038
*	NCR Corp.	1,076,540	37,883
*	CoStar Group Inc.	218,030	37,510
	Convergys Corp.	1,793,081	36,525
*	Tyler Technologies Inc.	320,454	33,792
*	Red Hat Inc.	575,100	32,493
*	F5 Networks Inc.	302,495	32,367
*	MICROS Systems Inc.	582,795	32,363
*	Aruba Networks Inc.	1,625,960	32,048
*	Fairchild Semiconductor International Inc. Class A	2,412,600	30,785
*,^ InvenSense Inc.		1,553,861	30,596
*	Web.com Group Inc.	893,641	30,205
*	LinkedIn Corp. Class A	134,400	28,924
*	ON Semiconductor Corp.	3,445,240	28,802
*	Cardtronics Inc.	717,733	27,647
*	Ruckus Wireless Inc.	1,954,200	26,245
	NICE Systems Ltd. ADR	643,285	25,378
*	Riverbed Technology Inc.	1,175,400	23,179
*	WEX Inc.	281,300	23,168
	Heartland Payment Systems Inc.	535,519	23,086
*	Demandware Inc.	358,781	22,847
*	RADWARE Ltd.	1,329,700	22,499
*	Ciena Corp.	942,220	21,982

*	E2open Inc.	913,315	21,874
	FactSet Research Systems Inc.	199,650	21,117
*	Dealertrack Technologies Inc.	450,827	21,031
*	Syntel Inc.	248,652	20,949
*	Super Micro Computer Inc.	1,015,702	20,883
	EVERTEC Inc.	857,400	20,689
*	Electronics For Imaging Inc.	484,550	20,530
*	Qlik Technologies Inc.	738,000	19,941
*,^ Mellanox Technologies Ltd.		527,828	19,672
*	ATMI Inc.	687,000	19,016
*	CalAmp Corp.	643,561	18,972
*	SPS Commerce Inc.	291,525	18,838
	MercadoLibre Inc.	193,327	18,654
	Intersil Corp. Class A	1,526,685	17,313
*	Diodes Inc.	754,060	17,275
	MAXIMUS Inc.	407,414	17,262
	Power Integrations Inc.	288,360	17,080
*	Gigamon Inc.	551,500	16,799
*	Stratasys Ltd.	133,040	16,039
	j2 Global Inc.	351,600	15,945
*	Care.com Inc.	550,196	15,796
*	Brocade Communications Systems Inc.	1,685,600	15,743
*	WebMD Health Corp.	307,600	14,734
*	SS&C Technologies Holdings Inc.	363,862	14,125
*	Nanometrics Inc.	826,028	13,993
*	Veeco Instruments Inc.	357,802	13,600
*	VeriFone Systems Inc.	468,540	13,592
*	Constant Contact Inc.	499,882	13,502
*	Endurance International Group Holdings Inc.	1,160,675	13,325
*	FleetCor Technologies Inc.	125,212	13,313
	FEI Co.	139,520	13,076
*	Skyworks Solutions Inc.	424,395	12,838
*,^ Liquidity Services Inc.		528,500	12,562
*	MaxLinear Inc.	1,182,701	12,134
*	PROS Holdings Inc.	318,200	12,095
*	Spansion Inc. Class A	800,835	12,013
*	ExlService Holdings Inc.	475,475	11,958
*	Synchronoss Technologies Inc.	422,689	11,269
*	Progress Software Corp.	465,307	11,246
*	Integrated Device Technology Inc.	1,085,868	10,479
*	Manhattan Associates Inc.	306,732	10,343
*	EPAM Systems Inc.	248,200	10,151
*	SciQuest Inc.	377,110	9,971
	Littelfuse Inc.	110,000	9,845
*	ValueClick Inc.	451,860	9,715
*	Interactive Intelligence Group Inc.	122,994	9,340
*	IPG Photonics Corp.	138,000	9,228
*	Entropic Communications Inc.	2,112,830	8,810
*	Cognex Corp.	209,000	8,245
*	Information Services Group Inc.	1,403,674	7,608
*	Monolithic Power Systems Inc.	224,500	7,339
*	Netscout Systems Inc.	193,319	6,828
*	Tremor Video Inc.	1,494,924	6,637
*	Fortinet Inc.	302,800	6,419
*	Virtusa Corp.	178,000	6,102
*	Envestnet Inc.	141,990	6,070
*	Salesforce.com Inc.	100,000	6,053

*	Palo Alto Networks Inc.	98,987	5,885
	Microchip Technology Inc.	118,300	5,307
*	Gartner Inc.	64,738	4,553
*	Proofpoint Inc.	108,572	4,395
	Jack Henry & Associates Inc.	70,700	3,944
	Broadridge Financial Solutions Inc.	105,700	3,836
*	Semtech Corp.	161,877	3,692
*	VeriSign Inc.	60,100	3,531
*	Cornerstone OnDemand Inc.	61,300	3,497
*	Global Cash Access Holdings Inc.	405,271	3,437
*	ARRIS Group Inc.	122,900	3,183
*	Cavium Inc.	85,400	3,174
*	SunPower Corp. Class A	94,200	3,048
*	Freescale Semiconductor Ltd.	166,600	3,020
	DST Systems Inc.	32,896	2,994
*	Advanced Micro Devices Inc.	856,000	2,936
	Anixter International Inc.	32,931	2,889
*	Unisys Corp.	84,040	2,880
*	CommVault Systems Inc.	41,500	2,866
	FLIR Systems Inc.	90,000	2,855
	National Instruments Corp.	97,300	2,822
*	Hittite Microwave Corp.	48,200	2,764
*	Silicon Graphics International Corp.	212,100	2,759
*	comScore Inc.	98,400	2,697
*	Cree Inc.	44,500	2,689
*	FireEye Inc.	36,000	2,628
*	ServiceSource International Inc.	327,610	2,614
*	Plexus Corp.	65,500	2,561
*	Zebra Technologies Corp.	45,800	2,517
*	Applied Micro Circuits Corp.	245,600	2,481
*,^ Allot Communications Ltd.		153,948	2,466
*	ANSYS Inc.	29,800	2,340
	Mentor Graphics Corp.	102,360	2,129
	Blackbaud Inc.	61,500	2,119
*	RealD Inc.	234,535	2,099
	Pegasystems Inc.	45,700	2,077
	Booz Allen Hamilton Holding Corp. Class A	103,141	1,885
*	RF Micro Devices Inc.	318,130	1,696
*	Vantiv Inc. Class A	48,800	1,481
	CSG Systems International Inc.	44,500	1,333
*	AVG Technologies NV	70,500	1,170
*	Extreme Networks Inc.	120,400	881
	Advent Software Inc.	26,200	861
*	Calix Inc.	80,600	639
*	Synaptics Inc.	9,900	578
*	Silicon Image Inc.	99,100	554
*	Splunk Inc.	7,000	539
*	Comverse Inc.	13,100	472
*	NeuStar Inc. Class A	6,600	224
	LSI Corp.	15,300	169
			3,182,142
Materials (5.6%)
*	Graphic Packaging Holding Co.	6,269,564	59,561
	PolyOne Corp.	1,544,520	54,923
	Smurfit Kappa Group plc	2,023,972	47,281
*	WR Grace & Co.	468,785	44,216
	Ball Corp.	847,795	43,399

	Ashland Inc.	445,455	41,343
*	KapStone Paper and Packaging Corp.	1,405,714	39,318
	Minerals Technologies Inc.	725,060	37,471
	Allegheny Technologies Inc.	1,135,900	35,713
*	OM Group Inc.	1,051,300	33,999
	Steel Dynamics Inc.	1,965,300	32,427
	FMC Corp.	430,775	30,426
	Worthington Industries Inc.	685,135	27,775
*	Ferro Corp.	2,068,471	26,021
	Carpenter Technology Corp.	420,860	24,456
	Schweitzer-Mauduit International Inc.	517,814	23,887
*	Constellium NV Class A	750,800	19,453
	American Vanguard Corp.	664,280	15,438
	Koppers Holdings Inc.	387,371	15,301
	Methanex Corp.	200,890	12,037
	Packaging Corp. of America	68,800	4,444
	Airgas Inc.	40,900	4,222
	Sealed Air Corp.	130,200	4,061
	Rock-Tenn Co. Class A	36,000	3,653
*	Owens-Illinois Inc.	104,300	3,342
	Westlake Chemical Corp.	26,500	3,221
	Valspar Corp.	42,200	2,966
	Avery Dennison Corp.	57,200	2,818
*	Louisiana-Pacific Corp.	155,600	2,728
	Balchem Corp.	44,900	2,448
*	Berry Plastics Group Inc.	72,500	1,617
	International Flavors & Fragrances Inc.	17,600	1,526
*	American Pacific Corp.	26,600	1,235
	NewMarket Corp.	3,273	1,096
	Scotts Miracle-Gro Co. Class A	5,300	315
			704,137
Other (0.5%)
^,3 Vanguard Small-Cap Growth ETF		463,200	56,001
*,4 Dropbox Private Placement		425,730	8,131
			64,132
Telecommunication Services (1.1%)
*	Vonage Holdings Corp.	9,656,390	44,516
*	tw telecom inc Class A	1,455,725	42,886
*	SBA Communications Corp. Class A	445,610	41,330
	Atlantic Tele-Network Inc.	24,500	1,427
	Inteliquent Inc.	101,900	1,182
*	Fairpoint Communications Inc.	71,000	910
	IDT Corp. Class B	38,000	646
	NTELOS Holdings Corp.	25,100	412
			133,309
Utilities (0.3%)
	NRG Yield Inc. Class A	939,692	36,592
	American States Water Co.	79,800	2,266
	Otter Tail Corp.	26,200	729
			39,587
Total Common Stocks (Cost $8,647,291)			12,165,406

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (4.2%)[1]
Money Market Fund (3.6%)
[5,6] Vanguard Market Liquidity Fund	0.130%		456,203,389	456,203

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreement (0.5%)
Deutsche Bank Securities, Inc.
(Dated 1/31/14, Repurchase Value
$55,600,000, collateralized by Government
National Mortgage Assn. 2.450%-9.500%,
5/15/17-1/15/54, with a value of
$56,712,000)	0.030%	2/3/14	55,600	55,600

U.S. Government and Agency Obligations (0.1%)
[7,8] Federal Home Loan Bank Discount Notes	0.070%	2/5/14	2,300	2,300
[7,8] Federal Home Loan Bank Discount Notes	0.070%	3/12/14	4,700	4,699
[7,8] Federal Home Loan Bank Discount Notes	0.060%	4/16/14	1,600	1,599
7 Federal Home Loan Bank Discount Notes	0.070%	4/21/14	400	400
[7,8] Federal Home Loan Bank Discount Notes	0.077%	4/25/14	2,000	1,999
[7,8] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	200	200
[8,9] Freddie Mac Discount Notes	0.085%	3/12/14	800	800

9 Freddie Mac Discount Notes	0.070%	4/21/14	800	800
8 United States Treasury Bill	0.072%	2/13/14	300	300
				13,097
Total Temporary Cash Investments (Cost $524,902)				524,900
Total Investments (100.9%) (Cost $9,172,193)				12,690,306
Other Assets and Liabilities-Net (-0.9%)[6]				(116,155)
Net Assets (100%)				12,574,151

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,472,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4 Restricted security represents 0.1% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
6 Includes $63,482,000 of collateral received for securities on loan.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
8 Securities with a value of $11,297,000 have been segregated as initial margin for open futures contracts.
9 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.

Explorer Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2014, based on the inputs used to value them:

Explorer Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	12,090,413	66,862	8,131
Temporary Cash Investments	456,203	68,697	—
Futures Contracts—Assets[1]	16	—	—
Futures Contracts—Liabilities[1]	(160)	—	—
Total	12,546,472	135,559	8,131
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2014, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	1,777	200,499	(2,447)
E-mini S&P MidCap 400 Index	March 2014	391	51,233	(626)
				(3,073)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

Explorer Fund

			Current Period Transactions
			Proceeds
	Oct. 31, 2013		from		Jan. 31, 2014
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
American Woodmark Corp.	NA1	8,343	—	—	29,572
eHealth Inc.	63,502	2,185	14,421	—	69,532
Kindred Healthcare Inc.	44,737	—	12,203	387	NA2
TiVo Inc.	81,667	4,363	10,305	—	NA2
WNS Holdings Ltd. ADR	NA1	6,715	4,105	—	55,534
	189,906			387	154,638
1 Not applicable — At October 31, 2013, the issuer was not an affiliated company of the fund.
2 Not applicable — At January 31, 2014, the security was still held, but the issuer was no longer an affiliated company of the fund.

G. At January 31, 2014, the cost of investment securities for tax purposes was $9,172,242,000. Net unrealized appreciation of investment securities for tax purposes was $3,518,064,000, consisting of unrealized gains of $3,696,426,000 on securities that had risen in value since their purchase and $178,362,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD EXPLORER FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 19, 2014

VANGUARD EXPLORER FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 19, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.